Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - Donegal Mutual Insurance Company 401(k) Plan [Member]	12 Months Ended
Dec. 31, 2025
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Name of Plan	Donegal Mutual Insurance Company 401(k) Plan
Employer Identification Number	23-1336198
Three Digit Plan Number	003